Offerings	Apr. 22, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	150,568,827
Proposed Maximum Offering Price per Unit	0.59
Maximum Aggregate Offering Price	$ 88,835,607.93
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,268.20
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended, based upon the average of the high and low prices for a share of the registrant’s common stock as reported on The Nasdaq Stock Market on April 24, 2026.

Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock underlying Convertible Promissory Notes
Amount Registered | shares	20,027,859
Proposed Maximum Offering Price per Unit	0.59
Maximum Aggregate Offering Price	$ 11,816,436.81
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,631.85
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended, based upon the average of the high and low prices for a share of the registrant’s common stock as reported on The Nasdaq Stock Market on April 24, 2026.

Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock underlying Inducement Warrants
Amount Registered | shares	3,333,333
Proposed Maximum Offering Price per Unit	0.50
Maximum Aggregate Offering Price	$ 1,666,666.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 230.17
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(g) of the Securities Act of 1933, as amended, based upon the exercise price of $0.50 per share at which the Inducement Warrants may be exercised.

Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, underlying Convertible Promissory Notes
Amount Registered | shares	5,342,274
Proposed Maximum Offering Price per Unit	0.59
Maximum Aggregate Offering Price	$ 3,151,941.66
Fee Rate	0.01381%
Amount of Registration Fee	$ 435.28
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended, based upon the average of the high and low prices for a share of the registrant’s common stock as reported on The Nasdaq Stock Market on April 24, 2026.

Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.